Item 1. Schedule of Investments:
--------------------------------

Putnam International New Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

12-31-04



Putnam International New Opportunities Fund
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The fund's portfolio
December 31, 2004 (Unaudited)

Common stocks (99.0%) (a)
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
Advertising and Marketing Services (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,887,959  Aegis Group PLC (United Kingdom)                                                $3,914,260

Automotive (2.3%)
-----------------------------------------------------------------------------------------------------------
         65,376  Renault SA (France)                                                              5,468,873
        291,300  Toyota Motor Corp. (Japan)                                                      11,856,720
                                                                                              -------------
                                                                                                 17,325,593
Banking (10.1%)
-----------------------------------------------------------------------------------------------------------
        268,863  Anglo Irish Bank Corp. PLC (Ireland)                                             6,540,869
        141,608  BNP Paribas SA (France)                                                         10,258,088
        384,790  Depfa Bank PLC (Ireland)                                                         6,469,115
        238,140  EFG Eurobank Ergasias SA (Greece)                                                8,182,026
      2,056,000  Fubon Financial Holding Co., Ltd.
                 (Taiwan)                                                                         2,111,884
        278,500  Fubon Financial Holding Co., Ltd. GDR
                 (Taiwan)                                                                         2,798,925
        815,904  ICAP PLC (United Kingdom)                                                        4,256,396
        653,000  IntesaBCI SpA (Italy)                                                            3,141,723
         77,637  KBC Bancassurance Holdings (Belgium) (S)                                         5,961,679
        397,500  Nordea AB (Sweden)                                                               4,009,892
        896,363  Northern Rock PLC (United Kingdom)                                              13,447,646
        222,000  Royal Bank of Scotland Group PLC 144A
                 (United Kingdom)                                                                 7,466,558
                                                                                              -------------
                                                                                                 74,644,801
Basic Materials (--%)
-----------------------------------------------------------------------------------------------------------
        109,506  Fortescue Metals Group, Ltd. (Australia)
                 (NON)                                                                              231,714

Beverage (1.0%)
-----------------------------------------------------------------------------------------------------------
         47,615  Pernod-Ricard SA (France)                                                        7,293,217

Broadcasting (1.8%)
-----------------------------------------------------------------------------------------------------------
        188,886  Gestevision Telecinco SA (Spain) (NON)                                           3,896,933
        768,400  Mediaset SpA (Italy)                                                             9,743,622
                                                                                              -------------
                                                                                                 13,640,555
Building Materials (1.7%)
-----------------------------------------------------------------------------------------------------------
        392,000  Asahi Glass Co., Ltd. (Japan)                                                    4,323,670
        908,677  BPB PLC (United Kingdom)                                                         8,255,313
                                                                                              -------------
                                                                                                 12,578,983
Chemicals (0.9%)
-----------------------------------------------------------------------------------------------------------
         52,300  BASF AG (Germany)                                                                3,761,603
         73,600  Shin-Etsu Chemical Co. (Japan)                                                   3,017,277
                                                                                              -------------
                                                                                                  6,778,880
Commercial and Consumer Services (1.0%)
-----------------------------------------------------------------------------------------------------------
         10,830  SGS Societe Generale Surveillance
                 Holding SA (Switzerland)                                                         7,588,050

Communications Equipment (0.7%)
-----------------------------------------------------------------------------------------------------------
        332,626  Nokia OYJ (Finland)                                                              5,253,077

Conglomerates (0.8%)
-----------------------------------------------------------------------------------------------------------
        175,373  Vivendi Universal SA (France) (NON)                                              5,598,828

Construction (2.6%)
-----------------------------------------------------------------------------------------------------------
      1,643,247  Aggregate Industries PLC (United
                 Kingdom)                                                                         3,296,496
        463,321  CRH PLC (Ireland)                                                               12,405,082
        401,453  Rinker Group, Ltd. (Australia)                                                   3,350,689
                                                                                              -------------
                                                                                                 19,052,267
Consumer Goods (2.7%)
-----------------------------------------------------------------------------------------------------------
        168,000  KAO Corp. (Japan)                                                                4,296,340
        517,852  Reckitt Benckiser PLC (United Kingdom)                                          15,647,456
                                                                                              -------------
                                                                                                 19,943,796
Electric Utilities (1.1%)
-----------------------------------------------------------------------------------------------------------
        230,250  Enel SpA (Italy)                                                                 2,262,504
        285,300  Enel SpA 144A (Italy)                                                            2,803,441
      1,085,249  Hera SpA (Italy)                                                                 3,126,919
         66,800  National Thermal Power 144A (India)
                 (NON)                                                                              134,385
                                                                                              -------------
                                                                                                  8,327,249
Electrical Equipment (1.6%)
-----------------------------------------------------------------------------------------------------------
        136,900  Siemens AG (Germany)                                                            11,602,751

Electronics (4.3%)
-----------------------------------------------------------------------------------------------------------
         47,400  Nidec Corp. (Japan)                                                              5,778,682
        520,700  Omron Corp. (Japan)                                                             12,426,662
         20,600  Samsung Electronics Co., Ltd. (South
                 Korea)                                                                           8,965,607
      3,027,860  Taiwan Semiconductor Manufacturing Co.,
                 Ltd. (Taiwan)                                                                    4,832,710
                                                                                              -------------
                                                                                                 32,003,661
Engineering & Construction (1.2%)
-----------------------------------------------------------------------------------------------------------
         63,789  Vinci SA (France)                                                                8,565,528

Financial (1.1%)
-----------------------------------------------------------------------------------------------------------
            228  Mitsubishi Tokyo Finance Group, Inc.
                 (Japan)                                                                          2,314,495
        115,591  Perpetual Trustees Australia, Ltd.
                 (Australia)                                                                      5,698,027
                                                                                              -------------
                                                                                                  8,012,522
Food (4.7%)
-----------------------------------------------------------------------------------------------------------
        192,000  Ajinomoto Co., Inc. (Japan)                                                      2,286,384
        123,510  Bunge, Ltd. (Bermuda)                                                            7,041,305
         48,732  Nestle SA (Switzerland)                                                         12,753,140
      3,848,687  Northern Foods PLC (United Kingdom)                                             12,652,506
                                                                                              -------------
                                                                                                 34,733,335
Gaming & Lottery (0.4%)
-----------------------------------------------------------------------------------------------------------
        113,490  Greek Organization of Football
                 Prognostics SA (Greece)                                                          3,140,413

Insurance (1.8%)
-----------------------------------------------------------------------------------------------------------
        178,810  Cathay Financial Holding Co., Ltd. 144A
                 GDR (Taiwan)                                                                     3,620,903
        323,403  QBE Insurance Group, Ltd. (Australia)                                            3,890,472
        274,456  Riunione Adriatica di Sicurta SpA (RAS)
                 (Italy)                                                                          6,206,939
                                                                                              -------------
                                                                                                 13,718,314
Investment Banking/Brokerage (4.5%)
-----------------------------------------------------------------------------------------------------------
        450,673  Babcock & Brown, Ltd. (Australia) (NON)                                          3,842,734
         93,559  Credit Suisse Group (Switzerland) (NON)                                          3,933,955
      1,755,000  Nomura Securities Co., Ltd. (Japan)                                             25,592,679
                                                                                              -------------
                                                                                                 33,369,368
Manufacturing (2.1%)
-----------------------------------------------------------------------------------------------------------
        224,400  SKF AB Class B (Sweden)                                                         10,000,813
        299,314  Wolseley PLC (United Kingdom)                                                    5,593,664
                                                                                              -------------
                                                                                                 15,594,477
Office Equipment & Supplies (0.9%)
-----------------------------------------------------------------------------------------------------------
        129,600  Canon, Inc. (Japan)                                                              6,995,490

Oil & Gas (15.4%)
-----------------------------------------------------------------------------------------------------------
      1,617,958  BG Group PLC (United Kingdom)                                                   10,995,219
      2,319,078  BP PLC (United Kingdom)                                                         22,615,825
        183,000  Canadian Natural Resources, Ltd.
                 (Canada)                                                                         7,829,326
        177,700  EnCana Corp. (Canada)                                                           10,146,657
        400,800  ENI SpA (Italy)                                                                 10,033,877
         99,600  PetroKazakhstan Inc. Class A (Canada)                                            3,702,469
        289,229  Royal Dutch Petroleum Co. (Netherlands)                                         16,647,410
        577,250  Saipem SpA (Italy)                                                               6,943,183
      1,025,647  Shell Transport & Trading Co. PLC
                 (United Kingdom)                                                                 8,742,069
         76,909  Total SA (France)                                                               16,797,492
                                                                                              -------------
                                                                                                114,453,527
Pharmaceuticals (13.1%)
-----------------------------------------------------------------------------------------------------------
        159,310  AstraZeneca PLC (London Stock Exchange)
                 (United Kingdom)                                                                 5,777,080
        962,183  GlaxoSmithKline PLC (United Kingdom)                                            22,571,595
        344,042  Novartis AG (Switzerland)                                                       17,341,315
        406,700  Sankyo Co., Ltd. (Japan)                                                         9,189,951
        165,643  Sanofi-Synthelabo SA (France)                                                   13,237,374
        160,798  Stada Arzneimittel AG (Germany) (S)                                              4,333,659
        389,900  Takeda Chemical Industries, Ltd. (Japan)                                        19,637,716
        191,500  Terumo Corp. (Japan)                                                             5,159,004
                                                                                              -------------
                                                                                                 97,247,694
Railroads (0.8%)
-----------------------------------------------------------------------------------------------------------
         93,600  Canadian National Railway Co. (Canada)                                           5,709,452

Real Estate (0.5%)
-----------------------------------------------------------------------------------------------------------
         67,361  Pirelli & C Real Estate SpA (Italy)                                              3,540,251

Restaurants (0.2%)
-----------------------------------------------------------------------------------------------------------
        562,000  Melco Intl. Development, Ltd. (Hong
                 Kong)                                                                            1,424,414

Retail (6.0%)
-----------------------------------------------------------------------------------------------------------
      1,676,508  Carphone Warehouse Group PLC 144A
                 (United Kingdom)                                                                 5,527,589
         18,452  Colruyt SA (Belgium)                                                             2,999,342
        688,000  Esprit Holdings, Ltd. (Hong Kong)                                                4,160,255
        446,500  Geox SpA 144A (Italy) (NON)                                                      3,471,114
        128,000  Lawson, Inc. (Japan)                                                             4,722,694
         92,150  Metro AG (Germany)                                                               5,067,253
        722,000  Onward Kashiyama Co., Ltd. (Japan)                                              10,507,584
        166,400  RONA, Inc. (Canada) (NON)                                                        5,667,518
        197,610  Woolworths, Ltd. (Australia)                                                     2,324,553
                                                                                              -------------
                                                                                                 44,447,902
Shipping (4.7%)
-----------------------------------------------------------------------------------------------------------
            474  AP Moller - Maersk A/S (Denmark)                                                 3,889,648
        166,150  Dampskibsselskabet Torm A/S (Denmark)
                 (S)                                                                              6,801,959
        148,600  Frontline, Ltd. (Norway)                                                         6,616,720
        445,800  Golden Ocean Group, Ltd. (Norway) (NON)                                            279,891
         13,932  Kuehne & Nagel International AG
                 (Switzerland)                                                                    3,002,586
         17,531  Kuehne & Nagel International AG 144A
                 (Switzerland)                                                                    3,778,233
      1,429,000  Nippon Yusen Kabushiki Kaisha (Japan)                                            7,699,444
         19,813  Ship Finance International, Ltd.
                 (Bermuda)                                                                          406,563
      2,082,000  Shun Tak Holdings, Ltd. (Hong Kong)                                              2,290,238
                                                                                              -------------
                                                                                                 34,765,282
Technology Services (1.1%)
-----------------------------------------------------------------------------------------------------------
        459,657  Indra Sistemas SA Class A (Spain)                                                7,852,728

Telecommunications (5.5%)
-----------------------------------------------------------------------------------------------------------
        173,600  Hellenic Telecommunication Organization
                 (OTE) SA (Greece)                                                                3,119,124
      1,016,965  Koninklijke (Royal) KPN NV (Netherlands)                                         9,661,278
      1,816,547  MMO2 PLC (United Kingdom) (NON)                                                  4,280,569
          3,374  NTT DoCoMo, Inc. (Japan)                                                         6,224,363
        221,747  Telekom Austria AG (Austria)                                                     4,204,200
         74,070  Telecom Austria AG 144A (Austria)                                                1,404,326
      4,405,488  Vodafone Group PLC (United Kingdom)                                             11,945,815
                                                                                              -------------
                                                                                                 40,839,675
Tobacco (1.8%)
-----------------------------------------------------------------------------------------------------------
          1,181  Japan Tobacco, Inc. (Japan)                                                     13,487,262

Transportation (0.1%)
-----------------------------------------------------------------------------------------------------------
          7,220  Societes Des Autoroutes Paris-Rhin-Rhone
                 144A (France) (NON)                                                                436,175
                                                                                              -------------
                 Total Common stocks  (cost $626,146,529)                                      $734,111,491

Short-term investments (2.5%) (a)
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Principal amount                                                                                      Value
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     $9,175,028  Short-term investments held as collateral for loaned securities with a yield
                 of 1.60% and a due date of January 3, 2005 (d)                                  $9,173,808
      9,668,754  Putnam Prime Money Market Fund (e)                                               9,668,754
                 Total Short-term investments  (cost $18,842,562)                               $18,842,562
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $644,989,091) (b)                                     $752,954,053
-----------------------------------------------------------------------------------------------------------


 NOTES

  (a) Percentages indicated are based on net assets of $741,744,426.

  (b) The aggregate identified cost on a tax basis is $626,208,552, resulting in gross unrealized appreciation and depreciation of $111,652,276 and $3,749,337, respectively, or net unrealized appreciation of $107,902,939.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at December 31, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At December 31, 2004, the value of securities loaned amounted to $3,286,868. The fund received cash collateral of $9,173,808 which is pooled with collateral of other Putnam funds into an issuer of high grade short-term investments.

  (e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $25,046 for the period ended December 31, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      GDR after the name of a foreign holding stands for Global
      Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at December 31, 2004: (as a percentage of Market Value)

          Australia                2.6%
          Austria                  0.8
          Belgium                  1.2
          Bermuda                  1.0
          Canada                   4.5
          Denmark                  1.4
          Finland                  0.7
          France                   9.1
          Germany                  3.3
          Greece                   1.9
          Hong Kong                1.1
          Ireland                  3.4
          Italy                    6.9
          Japan                   20.9
          Netherlands              3.5
          Norway                   0.9
          South Korea              1.2
          Spain                    1.6
          Sweden                   1.9
          Switzerland              6.5
          Taiwan                   1.8
          United Kingdom          22.5
          United States            1.3

          Total                  100.0%

     Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

     For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: February 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: February 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: February 28, 2005